                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: __
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Horizon Global Advisers, LLC
Address:   411 Theodore Fremd Ave Suite 206S
           Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: (646) 495-7338

Signature, Place, and Date of Signing:

      /s/ Kevin Quigley                   Rye, NY                10-31-11
-----------------------------   ---------------------------   --------------
         [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      88

Form 13F Information Table Value Total:  $  163,419

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1 HORIZON ASSET MANAGEMENT

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
        COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4  COLUMN 5                   COLUMN 6        COLUMN 7      COLUMN 8
                                                  FAIR                              INVESTMENT                      VOTING
                                                 MARKET                             DISCRETION                     AUTHORITY
                           TITLE OF               VALUE                   PUT/                        OTHER
     NAME OF ISSUER         CLASS      CUSIP    (X 1,000)  SHARES  SH/PRN CALL SOLE   SHARED   OTHER MANAGERS SOLE  SHARED   NONE
AUTONATION INC COM            COM     05329W102    11,389  347,454   SH                347,454          1            347,454
LAS VEGAS SANDS CORP          COM     517834107     9,496  247,700   SH                247,700          1            247,700
FRANCO NEVADA CORP COM        COM     351858105     9,466  262,453   SH                262,453          1            262,453
SEARS HLDGS CORP COM          COM     812350106     8,914  154,980   SH                154,980          1            154,980
JARDEN CORP                   COM     471109108     8,479  300,068   SH                300,068          1            300,068
LEUCADIA NATIONAL CORP        COM     527288104     8,327  367,152   SH                367,152          1            367,152
LIBERTY MEDIA
  CORPORATION LIB STAR     LIB STAR
  COM A                      COM A    53071M708     7,486  117,790   SH                117,790          1            117,790
BROOKFIELD ASSET MGMT     CL A LTD VT
  INC VTG SHS                 SH      112585104     7,197  261,265   SH                261,265          1            261,265
LIBERTY MEDIA
  CORPORATION LIB CAP       CAP COM
  COM A                      SER A    53071M302     6,358   96,171   SH                 96,171          1             96,171
HOWARD HUGHES CORP COM        COM     44267D107     6,229  147,968   SH                147,968          1            147,968
VIRTUS INVT PARTNERS INC
  COM                         COM     92828Q109     5,084   94,828   SH                 94,828          1             94,828
GENERAL GROWTH PPTYS INC
  NEWCOM                      COM     370023103     4,717  389,844   SH                389,844          1            389,844
ICAHN ENTERPRISES LPDEP   DEPOSITORY
  UNIT                       UNIT     451100101     4,283  118,282   SH                118,282          1            118,282
DREAMWORKS ANIMATION SKG
  INCCL A                   CLASS A   26153C103     3,995  219,791   SH                219,791          1            219,791
MASTERCARD INC CL A COM       COM     57636Q104     3,721   11,735   SH                 11,735          1             11,735
FOREST CITY ENTERPRISES
  INC CL A                  CLASS A   345550107     3,713  348,360   SH                348,360          1            348,360
WYNN RESORTS LTD              COM     983134107     3,256   28,296   SH                 28,296          1             28,296
GREENLIGHT CAPITAL RE
  LTD CLASS A               CLASS A   G4095J109     2,882  138,998   SH                138,998          1            138,998
LIMITED BRANDS INC            COM     532716107     2,780   72,190   SH                 72,190          1             72,190
IMPERIAL OIL LTD COM          COM     453038408     2,579   71,428   SH                 71,428          1             71,428
GRUPO TELEVISA SA DE CV   SP ADR REP
  SP ADR REP ORD              ORD     40049J206     2,340  127,275   SH                127,275          1            127,275
VORNADO RLTY TR SBI       SH BEN INT  929042109     2,137   28,644   SH                 28,644          1             28,644
AUTOZONE INC                  COM     053332102     2,123    6,654   SH                  6,654          1              6,654
CNOOC LTD SPONSORED ADR    SPONSORED
  ISIN                        ADR     126132109     1,975   12,326   SH                 12,326          1             12,326
CME GROUP INC COM             COM     12572Q105     1,953    7,928   SH                  7,928          1              7,928
BERKSHIRE HATHAWAY INC
  DEL                       CLASS A   084670108     1,708       16   SH                     16          1                 16
SPDR INDEX SHS FDS S&P     S&P CHINA
  CHINA ETF                   ETF     78463X400     1,240   22,225   SH                 22,225          1             22,225
ASCENT CAPITAL GROUP INC      COM     043632108     1,177   29,946   SH                 29,946          1             29,946
ICICI BK LTD ADR
  ISIN#US45104G1040           ADR     45104G104     1,042   30,017   SH                 30,017          1             30,017
VALHI INC NEW COM             COM     918905100     1,030   19,024   SH                 19,024          1             19,024
EATON VANCE SR FLTNG RTE
  TR                          COM     27828Q105       992   69,826   SH                 69,826          1             69,826
ING PRIME RATE TR SH BEN
  INT                     SH BEN INT  44977W106       964  188,470   SH                188,470          1            188,470
US GOLD CORPORATION COM
  PAR $0.10                   COM     912023207       917  228,851   SH                228,851          1            228,851
EATON VANCE FLTING RATE
  INC                         COM     278279104       839   59,580   SH                 59,580          1             59,580
INVESCO VAN KAMPEN
  SENIOR INCOME TRUST         COM     46131H107       812  192,626   SH                192,626          1            192,626
PCM FUND INC                  COM     69323T101       803   79,533   SH                 79,533          1             79,533
PIMCO INCOME STRATEGY
  FUND II                     COM     72201J104       801   91,426   SH                 91,426          1             91,426
PIMCO INCOME OPPORTUNITY
  FD                          COM     72202B100       788   32,044   SH                 32,044          1             32,044
EATON VANCE LTD DUR
  INCOME F                    COM     27828H105       773   52,754   SH                 52,754          1             52,754
FIRST TR/FOUR CRNRS SR
  FLOAT                       COM     33733U108       758   56,550   SH                 56,550          1             56,550
INVESCO VAN KAMPEN
  DYNAMIC CREDIT
  OPPORTUNIT                  COM     46132R104       730   68,630   SH                 68,630          1             68,630
CB RICHARD ELLIS GROUP
  INC CL A                  CLASS A   12497T101       670   49,851   SH                 49,851          1             49,851
NUVEEN FLOATING RATE
  INCOME                      COM     67072T108       653   64,497   SH                 64,497          1             64,497
BLACKROCK FLOAT RATE OME
  STR                         COM     09255X100       641   50,380   SH                 50,380          1             50,380
WISDOMTREE TRUST INDIA
  ERNGS FD                    COM     97717W422       618   34,100   SH                 34,100          1             34,100
BERKSHIRE HATHAWAY INC
  DEL CL B NEW              CLASS B   084670702       604    8,510   SH                  8,510          1              8,510
NUVEEN MULT CURR ST GV
  INCM COM                    COM     67090N109       598   45,995   SH                 45,995          1             45,995
CANADIAN NAT RES LTD          COM     136385101       589   20,148   SH                 20,148          1             20,148
EATON VANCE SR INCOME TR
  SH BEN INT              SH BEN INT  27826S103       583   92,538   SH                 92,538          1             92,538
BLACKROCK FL RATE OME
  STRA I SHS                  COM     09255Y108       572   49,230   SH                 49,230          1             49,230
NUVEEN SR INCOME FD           COM     67067Y104       568   84,440   SH                 84,440          1             84,440
PIMCO INCOME STRATEGY
  FUND                        COM     72201H108       542   54,106   SH                 54,106          1             54,106
BOK FINL CORP COM NEW         COM     05561Q201       535   11,431   SH                 11,431          1             11,431
PIONEER FLOATING RATE TR      COM     72369J102       514   43,330   SH                 43,330          1             43,330
FIRST TR ISE REVERE NAT
  GAS COM                     COM     33734J102       483   30,550   SH                 30,550          1             30,550
ISHARES TR FTSE CHINA 25  FTSE CHINA
  IDX                       25 IDX    464287184       444   14,430   SH                 14,430          1             14,430
CARNIVAL CORP PAIREDCTF
  1 COM CARNIVAL CORP     PAIRED CTF  143658300       436   14,416   SH                 14,416          1             14,416
NUVEEN FLTNG RTE INCM
  OPP FDCOM SHS               COM     6706EN100       429   41,151   SH                 41,151          1             41,151
CBOE HLDGS INC COM            COM     12503M108       423   17,310   SH                 17,310          1             17,310
MARKET VECTORS ETF TR
  GAMING ETF              GAMING ETF  57060U829       373   13,429   SH                 13,429          1             13,429
WISDOMTREE INVTS INC          COM     97717P104       354   50,500   SH                 50,500          1             50,500
BROOKFIELD RESIDENTIAL
  PPTY I COM                  COM     11283W104       321   48,300   SH                 48,300          1             48,300
NYSE EURONEXT COM             COM     629491101       318   13,697   SH                 13,697          1             13,697
BLACKROCK FLOATING RATE
  INCOME                      COM     091941104       314   24,820   SH                 24,820          1             24,820
NUVEEN DIV ADV MUNI FD 3
  SH BEN INT              SH BEN INT  67070X101       300   20,950   SH                 20,950          1             20,950
NUVEEN DIVID ADVANTAGE
  MUN F                       COM     67066V101       299   21,430   SH                 21,430          1             21,430
PIONEER MUN HIGH INCOME
  TR SHS                      COM     723763108       279   19,250   SH                 19,250          1             19,250
NUVEEN CA SELECT QUALITY
  MUNCOM                      COM     670975101       274   18,750   SH                 18,750          1             18,750
PUTNAM MANAGED MUN INCOM
  TR                          COM     746823103       269   36,180   SH                 36,180          1             36,180
DREYFUS STRATEGIC MUNS
  INC                         COM     261932107       266   31,390   SH                 31,390          1             31,390
PIONEER MUN HIGH INC ADV
  TR                          COM     723762100       250   18,085   SH                 18,085          1             18,085
EATON VANCE CA MUN BD FD      COM     27828A100       249   20,370   SH                 20,370          1             20,370
GUGGENHEIM CHINA REAL      GUGG CHN
  ESTATE ETF                RL EST    18383Q861       246   18,600   SH                 18,600          1             18,600
ALLIANCE WORLD DLR GVT
  FD II                       COM     01879R106       243   18,700   SH                 18,700          1             18,700

        COLUMN 1           COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5                   COLUMN 6        COLUMN 7      COLUMN 8
                                                 FAIR                              INVESTMENT                      VOTING
                                                MARKET                             DISCRETION                     AUTHORITY
                           TITLE OF              VALUE                   PUT/                        OTHER
     NAME OF ISSUER         CLASS     CUSIP    (X 1,000)  SHARES  SH/PRN CALL SOLE   SHARED   OTHER MANAGERS SOLE  SHARED   NONE
MARKET VECTORS ETF TR HG    HG YLD
  YLD MUN ETF              MUN ETF   57060U878       238    7,910   SH                  7,910          1              7,910
MFS MUN INCOME TR SH BEN
  INT                     SH BEN INT 552738106       235   34,955   SH                 34,955          1             34,955
BLACKROCK SR HIGH INCOME
  FD                         COM     09255T109       232   63,630   SH                 63,630          1             63,630
MFS HIGH INCOME MUN TR
  SH BEN INT              SH BEN INT 59318D104       222   45,415   SH                 45,415          1             45,415
LMP CORPORATE LN FD INC      COM     50208B100       218   20,400   SH                 20,400          1             20,400
NUVEEN PERFORM PLUS MUN
  FD                         COM     67062P108       212   14,600   SH                 14,600          1             14,600
INVESCO MUNICIPAL INCOME
  OPPORTUNITIES TRUST        COM     46132X101       212   33,520   SH                 33,520          1             33,520
INVESCO MUNICIPAL INCOME
  OPPORTUNITIES TRUST        COM     46133A100       209   29,717   SH                 29,717          1             29,717
LOEWS CORP                   COM     540424108       203    5,900   SH                  5,900          1              5,900
INVESCO MUNICIPAL INCOME
  OPPORTUNITIES TRUST        COM     46133C106       202   26,413   SH                 26,413          1             26,413
TEMPLETON EMERG MKTS
  INCOME                     COM     880192109       190   12,800   SH                 12,800          1             12,800
NUVEEN INSD CA PREM
  INCOME 2                   COM     67061U108       188   13,273   SH                 13,273          1             13,273
MFS HIGH YIELD MUN TR SH
  BEN INT                 SH BEN INT 59318E102       185   41,970   SH                 41,970          1             41,970
NUVEEN PREM INCOME MUN
  FD 4.000% 00/00/00         COM     6706K4105       163   12,940   SH                 12,940          1             12,940